DWS International Fund
DWS International Fund
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 22) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS International Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS International Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution/service (12b-1) fees	0.24%	1.00%	1.00%	none	none
Other expenses	0.44%	0.62%	0.46%	0.20%	0.38%
Total annual fund operating expenses	1.25%	2.19%	2.03%	0.77%	0.95%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS International Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	695	622	306	79	97
3 Years	949	985	637	246	303
5 Years	1,222	1,375	1,093	428	525
10 Years	1,999	2,066	2,358	954	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS International Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	695	222	206	79	97
3 Years	949	685	637	246	303
5 Years	1,222	1,175	1,093	428	525
10 Years	1,999	2,066	2,358	954	1,166

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 91%.
Principal Investment Strategy
Main investments. The fund invests at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges), and may invest up to 20% of net assets in foreign debt securities, including convertible bonds. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund's equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management aims to add value through stock selection. Portfolio management utilizes a proprietary investment process designed to identify attractive investment candidates generated by more than 5,000 equity analysts around the globe, who collectively cover over 10,000 securities. Through the quality of these analysts' fundamental research, this process seeks to identify investments that may offer the potential for price appreciation.

The investment process also takes into consideration various factors — both risk and return factors relative to the benchmark — and assists portfolio management in devising allocations among investable securities. Portfolio management may buy a security when its research resources indicate the potential for future upside price appreciation relative to the benchmark or its investment process identifies an attractive investment opportunity. Conversely, portfolio management may sell a security when its research resources indicate the potential for future downside or its investment process identifies more attractive investment opportunities elsewhere.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The bar chart and the after-tax returns below are shown for Class A shares (instead of Class S shares, which had been used in the past) because Class A shares now have 10 or more years of annual returns and are available to most investors.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 22.81%, Q3 2009 Worst Quarter: -26.78%, Q3 2008 Year-to-Date as of 9/30/2012: 13.45%
AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2011 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS International Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Aug. 02, 1999	(21.50%)	(8.86%)	1.27%
Class A After tax on distributions		(21.75%)	(9.05%)	1.11%
Class A After tax on distributions and sale of fund shares		(13.54%)	(7.17%)	1.24%
Class B before tax	Dec. 29, 2000	(19.81%)	(8.68%)	1.01%
Class C before tax	Dec. 29, 2000	(17.35%)	(8.47%)	1.07%
INST Class before tax	Dec. 29, 2000	(16.36%)	(7.36%)	2.36%
Class S before tax	Jun. 18, 1953	(16.44%)	(7.48%)	2.20%
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		(12.14%)	(4.72%)	4.67%